               MORGAN STANLEY LIMITED DURATION U.S. TREASURY TRUST
                           1221 Avenue of the Americas
                            New York, New York 10020

                                              October 2, 2006

Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:  Morgan Stanley Limited Duration U.S. Treasury Trust
     File Number - 811-06330

     Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of
Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the
Securities and Exchange Commission on September 28, 2006.

                                             Very truly yours,

                                             /s/ Eric C. Griffith
                                             -------------------------
                                             Eric C. Griffith
                                             Assistant Secretary

cc:  Amy R. Doberman, Esq.
     Larry Greene